[GRAPHIC OMITTED]

Oppenheimer
QUEST BALANCED VALUE FUND[SERVICE MARK]


                                                SEMIANNUAL REPORT APRIL 30, 2002




[LOGO OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
The Right Way to Invest

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Quest Balanced Value FundSM seeks a combination of growth of capital and investment income. The Fund's primary objective is growth of capital.

    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Manager

 9  Financial
    Statements

29  Officers and Trustees

32  Privacy Policy Notice


---------------------------------
CUMULATIVE TOTAL RETURNS*
          For the 6-Month Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A      -4.67%      -10.15%
---------------------------------
Class B      -4.88        -9.49
---------------------------------
Class C      -4.89        -5.81
---------------------------------
Class N      -4.64        -5.56
---------------------------------
Class Y      -4.35


AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A     -11.18%      -16.29%
---------------------------------
Class B     -11.69       -15.95
---------------------------------
Class C     -11.69       -12.54
---------------------------------
Class N     -11.23       -12.08
---------------------------------
Class Y     -10.69
---------------------------------


  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


[PHOTO OMITTED]

JOHN V. MURPHY
PRESIDENT
OPPENHEIMER
QUEST BALANCED VALUE
FUND


DEAR SHAREHOLDER,


2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.


1  OPPENHEIMER QUEST BALANCED VALUE FUND

LETTER TO SHAREHOLDERS

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. I hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And I look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/S/ JOHN V. MURPHY

John V. Murphy
May 21, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2  OPPENHEIMER QUEST BALANCED VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


PORTFOLIO MANAGER
COLIN GLINSMAN


Q

HOW DID OPPENHEIMER QUEST BALANCED VALUE FUND PERFORM DURING THE SIX MONTHS THAT ENDED APRIL 30, 2002?
A. In a difficult transitional market environment, the Fund produced negative returns and lagged the average performance for its peer group, the Lipper Balanced Fund Index.(1) We attribute this relative underperformance to conditions that penalized stocks with a high level of financial risk. However, we believe the Fund best serves its shareholders over the long term, and as evidence, Oppenheimer Quest Balanced Value Fund Class A shares earned a 4-star overall rating from Morningstar for the three-, five- and ten-year periods combined.(2)

PLEASE EXPLAIN MORE ABOUT THIS MARKET ENVIRONMENT.
We are in the midst of a transition, and that has spurred a great deal of volatility in the equity markets. With the economy slowly moving from a recession to economic expansion, investors were uncertain about the future direction of interest rates, and which companies would benefit or suffer from a change. Faced with this situation, the market constantly shifted focus, as did buying behavior during the past six months.
   In addition, the stock market turned decidedly negative due to financial risk concerns during the period. When Enron




1. Source: Lipper Inc., 4/30/02. The average of the total return of the 510 funds in the Lipper Balanced Funds Category for the six-month period ended 4/30/02 was 2.12%. Lipper rankings are based on total returns, but do not consider sales charges. For the six-month period ended 4/30/02, Oppenheimer Quest Balanced Value Fund Class A shares had a cumulative total return of -4.67% (without sales charge) and -10.15% (with sales charge).
2. For each fund with at least a three-year history; Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics. Oppenheimer Quest Balance Value Fund was rated against the following numbers of U.S.-domiciled Domestic Equity Funds over the following time period ended 4/30/02: 5,094 funds in the last three years, 3,350 funds in the last five years and 947 funds in the last ten years. With respect to these Domestic Equity Funds, Oppenheimer Quest Balance Value Fund received a Morningstar Rating of 3 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Morningstar Rating is for the A share class only; other classes may have different performance characteristics.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


3  OPPENHEIMER QUEST BALANCED VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Corp., the largest U.S. energy company, declared bankruptcy and admitted that it had used aggressive accounting methods to overstate its past income and earnings, investors pummeled any stocks with any visible financial weakness such as high debt levels, cash-flow problems, management credibility issues, or unusual accounting practices.

HOW DID THE FIXED INCOME AND EQUITY PORTIONS OF THE FUND PERFORM?
While both sides of the portfolio contributed to the Fund's results, underperformance can be attributed to two main areas. On the fixed-income side, our limited high-yield holdings performed poorly and detracted from overall performance.
   As for the equity portfolio, a varied group of stocks posted gains of at least 25% for the six months. Chief among them were CVS Corp. and Exelon Corp. CVS operates drug stores and Exelon is an energy company.(3)
   Unfortunately, these gains were more than offset by a large loss in the telecommunications company WorldCom, Inc. Like most of its industry, WorldCom, which used large amounts of debt to fund the buildout of its business, was hurt by the fallout from the Enron scandal. Since January 2002, the stock has been punished for this high level of leverage, and for a decline in earnings. In all, the value of the Fund's WorldCom holdings decreased by 50%. However, in our view, we believe WorldCom is a strong competitor in long-distance telecommunications, it has many strengths and the earnings situation appears likely to turn around later in 2002. In fact, despite the losses sustained, we have selectively added to our WorldCom holdings throughout the period.


3. The Fund's holdings and allocations are subject to change.


4  OPPENHEIMER QUEST BALANCED VALUE FUND

--------------------------------
AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE
For the Periods Ended 3/31/02(4)

Class A
1-Year  5-Year 10-Year
------------------------
-9.07%  14.12% 13.64%

Class B        Since
1-Year  5-Year Inception
------------------------
-8.67%  14.55% 14.36%

Class C        Since
1-Year  5-Year Inception
------------------------
-4.96%  14.81% 14.10%

Class N        Since
1-Year  5-Year Inception
------------------------
-4.41%  N/A    -3.50%

Class Y        Since
1-Year  5-Year Inception
------------------------
-2.97%  N/A    5.51%
--------------------------------


WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO?
On the fixed-income side, due to some sales and price declines, the bond portion of the Fund was reduced about a little over 5% during the period. The bond holdings currently comprise 24% of the Fund's overall holdings as of April 30, 2002.
   On the equity side, the major adjustments were an increase in financial services and technology stocks and a reduction of our communication services holdings. We found a number of financial companies that clearly met our main selection criteria: healthy balance sheets, strong management, competitive advantages and high returns on capital. What's more, their prices were noticeably depressed. Once the Federal Reserve stopped cutting interest rates in February 2002, the market assumed that rates will ultimately reverse course, and further, that higher interest rates are bad news for financial companies. That's true in some cases, but not all. We saw this as an opportunity to add or add to positions in some deeply undervalued financial stocks with outstanding potential. They included mortgage lender Federal Home Loan Mortgage Corp. and Merrill Lynch & Co., Inc., a major securities broker. On the technology side, we have increased our investment in technology stocks as they have come under price pressure in March and April 2002. We believe these stocks are undervalued, and will, on a delayed basis, participate in the economic recovery.
   Conversely, we have reduced our holdings in the communications services sector by almost 10% during the period. The main reasons were the aforementioned decline in the value of our WorldCom position and the sale of our SBC Communications, Inc. holding.

WHAT WILL YOU DO NEXT?
We're optimistic about the economy, and believe that corporate earnings will get back on track within the foreseeable future. However, many stocks are quite overvalued in light of their



4. See Notes page 7 for further details.


5  OPPENHEIMER QUEST BALANCED VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

-----------------------
PORTFOLIO ALLOCATION(5)

[GRAPHIC OMITTED]

Stocks         63.2%
Bonds          23.7
Cash
Equivalents    13.1
-----------------------

earnings potential. With new opportunities to buy fundamentally sound, undervalued securities quite limited at this juncture, we may use some of the cash to expand the strongest of our current holdings. We believe that interest rates will likely rise gradually over the next two years, while yield spreads narrow. So, we're also likely to redeploy our cash into investment-grade bonds. In any event, we will alter the Fund's asset allocation or individual holdings only when and where we can act with conviction, which is just one of the reasons why Oppenheimer Quest Balanced Value Fund is part of THE RIGHT WAY TO INVEST.


TOP TEN COMMON STOCK HOLDINGS(6)
-------------------------------------------------------------
Freddie Mac                                              5.6%
-------------------------------------------------------------
FleetBoston Financial Corp.                              4.3
-------------------------------------------------------------
EMC Corp.                                                3.8
-------------------------------------------------------------
J.P. Morgan Chase & Co.                                  3.8
-------------------------------------------------------------
Exelon Corp.                                             3.3
-------------------------------------------------------------
Household International, Inc.                            3.0
-------------------------------------------------------------
McDonald's Corp.                                         2.8
-------------------------------------------------------------
Transocean Sedco Forex, Inc.                             2.6
-------------------------------------------------------------
CVS Corp.                                                2.6
-------------------------------------------------------------
El Paso Corp.                                            2.2


TOP FIVE COMMON STOCK INDUSTRIES(6)
-------------------------------------------------------------
Diversified Financials                                  15.4%
-------------------------------------------------------------
Computers & Peripherals                                  7.2
-------------------------------------------------------------
Media                                                    4.3
-------------------------------------------------------------
Banks                                                    4.2
-------------------------------------------------------------
Energy Equipment & Services                              4.1


5. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on total market value of investments.
6. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on net assets.


6  OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager is employed by the Fund's subadvisor.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.15% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception). Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


7  OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIALS


8  OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2002 / UNAUDITED

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
==================================================================================
 COMMON STOCKS--63.2%
----------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--8.8%
----------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--2.8%
 McDonald's Corp.                                         5,700,000   $161,880,000
----------------------------------------------------------------------------------
 MEDIA--4.3%
 Clear Channel Communications, Inc.(1)                    1,500,000     70,425,000
----------------------------------------------------------------------------------
 EchoStar Communications Corp., Cl. A(1)                  2,500,000     68,000,000
----------------------------------------------------------------------------------
 General Motors Corp., Cl. H                              7,500,000    112,350,000
                                                                      ------------
                                                                       250,775,000

----------------------------------------------------------------------------------
 MULTILINE RETAIL--0.8%
 Dollar General Corp.                                     3,000,000     47,250,000
----------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.9%
 Gap, Inc.                                                3,500,000     49,385,000
----------------------------------------------------------------------------------
 CONSUMER STAPLES--2.6%
----------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--2.6%
 CVS Corp.                                                4,500,000    150,660,000
----------------------------------------------------------------------------------
 ENERGY--5.9%
----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--4.1%
 Halliburton Co.                                          5,000,000     84,950,000
----------------------------------------------------------------------------------
 Transocean Sedco Forex, Inc.                             4,250,000    150,875,000
                                                                      ------------
                                                                       235,825,000

----------------------------------------------------------------------------------
 OIL & GAS--1.8%
 Anadarko Petroleum Corp.                                 1,200,000     64,584,000
----------------------------------------------------------------------------------
 Apache Corp.                                               650,000     37,914,500
                                                                      ------------
                                                                       102,498,500

----------------------------------------------------------------------------------
 FINANCIALS--21.0%
----------------------------------------------------------------------------------
 BANKS--4.2%
 FleetBoston Financial Corp.                              7,000,000    247,100,000
----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--15.4%
 Countrywide Credit Industries, Inc.                      1,000,000     46,710,000
----------------------------------------------------------------------------------
 Freddie Mac                                              4,976,900    325,240,415
----------------------------------------------------------------------------------
 Household International, Inc.                            3,000,000    174,870,000
----------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                                  6,200,000    217,620,000
----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                3,000,000    125,820,000
                                                                      ------------
                                                                       890,260,415

----------------------------------------------------------------------------------
 INSURANCE--1.4%
 Conseco, Inc.(1)                                         3,000,000     11,190,000
----------------------------------------------------------------------------------
 John Hancock Financial Services, Inc.                    1,814,100     70,024,260
                                                                      ------------
                                                                        81,214,260




9  OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
----------------------------------------------------------------------------------
 HEALTH CARE--1.1%
----------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.1%
 Cigna Corp.                                                595,000 $   64,855,000
----------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--13.6%
----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.7%
 Cisco Systems, Inc.(1)                                   6,600,000     96,690,000
----------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--7.2%
 Compaq Computer Corp.                                    6,000,000     60,900,000
----------------------------------------------------------------------------------
 EMC Corp.(1)                                            24,000,000    219,360,000
----------------------------------------------------------------------------------
 Hewlett-Packard Co.                                      3,300,000     56,430,000
----------------------------------------------------------------------------------
 Sun Microsystems, Inc.(1)                               10,000,000     81,800,000
                                                                    --------------
                                                                       418,490,000

----------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
 Flextronics International Ltd.(1)                        9,000,000    124,650,000
----------------------------------------------------------------------------------
 SOFTWARE--2.5%
 Computer Associates International, Inc.                  5,000,000     93,000,000
----------------------------------------------------------------------------------
 Microsoft Corp.(1)                                       1,000,000     52,260,000
                                                                    --------------
                                                                       145,260,000

----------------------------------------------------------------------------------
 MATERIALS--1.9%
----------------------------------------------------------------------------------
 METALS & MINING--1.9%
 Alcan, Inc.                                              3,000,000    109,890,000
----------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--1.9%
----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
 WorldCom, Inc./MCI Group                                   355,600      1,333,856
----------------------------------------------------------------------------------
 WorldCom, Inc./WorldCom Group(1)                        42,000,000    104,118,000
                                                                    --------------
                                                                       105,451,856

----------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.1%
 Sprint Corp. (PCS Group)(1)                                599,600      6,721,516
----------------------------------------------------------------------------------
 UTILITIES--6.4%
----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.3%
 Exelon Corp.                                             3,500,000    190,050,000
----------------------------------------------------------------------------------
 GAS UTILITIES--3.1%
 El Paso Corp.                                            3,189,100    127,564,000
----------------------------------------------------------------------------------
 NiSource, Inc.                                           2,344,200     51,806,820
                                                                    --------------
                                                                       179,370,820
                                                                    --------------
 Total Common Stocks (Cost $4,110,361,572)                           3,658,277,367

==================================================================================
 PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------
 Freeport-McMoRan Copper & Gold, Inc., 7% Cum. Cv., Non-Vtg.
 (Depository shares each representing 0.05 shares of step-up)
 (Cost $1,327,268)                                           77,800      1,468,864


10  OPPENHEIMER QUEST BALANCED VALUE FUND



                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
==================================================================================
 U.S. GOVERNMENT OBLIGATIONS--19.1%
----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Unsec. Sub. Nts., 5.875%, 3/21/11                     $ 41,000,000 $   40,866,135
----------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.25%, 2/15/29                                          95,500,000     89,180,670
 5.375%, 2/15/31                                         25,000,000     24,214,850
 6.25%, 8/15/23                                           4,000,000      4,248,128
 6.25%, 5/15/30                                          29,000,000     31,159,166
 11.75%, 11/15/14                                        50,000,000     70,705,100
 12.75%, 11/15/10                                       100,500,000    128,431,965
----------------------------------------------------------------------------------
 U.S. Treasury Inflationary Index Bonds:
 3.375%, 1/15/12(2)                                      53,063,070     54,248,711
 3.375%, 4/15/32(2)                                      96,024,565     98,200,194
 3.875%, 4/15/29(2)                                     162,211,500    176,937,384
----------------------------------------------------------------------------------
 U.S. Treasury Inflationary Index Nts.,
 3.875%, 1/15/09(2)                                     185,364,000    196,080,449
----------------------------------------------------------------------------------
 U.S. Treasury Nts.
 3.50%, 11/15/06                                         28,400,000     27,357,209
 5.75%, 8/15/03                                          40,000,000     41,609,400
 5.75%, 8/15/10                                          20,000,000     20,952,360
 5.875%, 11/15/04                                        82,875,000     87,471,993
 6.75%, 5/15/05                                          15,000,000     16,238,685
                                                                    --------------
 Total U.S. Government Obligations (Cost $1,093,603,250)             1,107,902,399

==================================================================================
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--4.5%
----------------------------------------------------------------------------------
 AES Corp. (The), 8.75% Sr. Unsec. Unsub. Nts., 6/15/08  37,300,000     31,332,000
----------------------------------------------------------------------------------
 AFLAC, Inc., 6.50% Sr. Unsec. Nts., 4/15/09             26,900,000     27,553,052
----------------------------------------------------------------------------------
 Citigroup, Inc., 6% Nts., 2/21/12                       20,000,000     19,804,040
----------------------------------------------------------------------------------
 Conseco Financing Trust II,
 8.70% Unsec. Capital Securities, 11/15/26               51,155,000     15,602,275
----------------------------------------------------------------------------------
 Conseco Financing Trust III, 8.796% Bonds, 4/1/27       41,990,000     12,806,950
----------------------------------------------------------------------------------
 Conseco, Inc., 6.80% Unsec. Nts., 6/15/05                8,000,000      3,640,000
----------------------------------------------------------------------------------
 Duke Energy Field Services LLC,
 7.875% Unsec. Nts., 8/16/10                             25,325,000     26,903,887
----------------------------------------------------------------------------------
 Enron Corp.:
 6.40% Unsec. Nts., 7/15/06(1,3)                         25,060,000      2,944,550
 6.95% Unsec. Nts., 7/15/28(1,3)                         26,080,000      3,064,400
 6.95% Unsec. Nts., 7/15/28(1,3)                          7,690,000        903,575
----------------------------------------------------------------------------------
 Ford Motor Co., 7.45% Bonds, 7/16/31                    17,000,000     16,061,379
----------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.75% Nts., 1/15/06    33,775,000     34,918,385
----------------------------------------------------------------------------------
 Sprint Capital Corp.:
 8.375% Nts., 3/15/12(4)                                 10,000,000      9,861,600
 8.75% Nts., 3/15/32(4)                                  12,000,000     11,474,760
----------------------------------------------------------------------------------
 Textron Financial Corp., 7.125% Nts., 12/9/04           12,300,000     12,670,119
----------------------------------------------------------------------------------
 Williams Communications Group, Inc. Trust,
 8.25% Sr. Unsec. Nts., 3/15/04(4)                       32,575,000     32,848,011
                                                                    --------------
 Total Non-Convertible Corporate Bonds and Notes
 (Cost $356,883,905)                                                   262,388,983

11  OPPENHEIMER QUEST BALANCED VALUE FUND


STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
=====================================================================================
 SHORT-TERM NOTES--13.1%
-------------------------------------------------------------------------------------
 American Express Credit Corp.:
 1.75%, 5/7/02                                          $ 50,000,000     $ 49,985,417
 1.76%, 5/17/02                                           35,000,000       34,972,622
 1.76%, 5/22/02                                           50,000,000       49,948,958
 1.77%, 6/3/02                                            30,000,000       29,951,325
-------------------------------------------------------------------------------------
 Bank One Corp., 1.71%, 5/15/02                           65,461,000       65,417,546
-------------------------------------------------------------------------------------
 Canadian Imperial Holdings, Inc.:
 1.745%, 5/15/02                                          60,000,000       59,959,283
 1.745%, 5/20/02                                          30,000,000       29,972,371
 1.775%, 5/13/02                                          75,000,000       74,955,625
 1.785%, 6/10/02                                          60,000,000       59,881,000
-------------------------------------------------------------------------------------
 Federal Farm Credit Bank:
 1.67%, 5/7/02                                            18,000,000       17,994,990
 1.70%, 5/10/02                                           36,000,000       35,984,880
 1.98%, 5/14/02                                           75,000,000       74,954,771
-------------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.63%, 5/23/02                                           20,000,000       19,980,078
 1.66%, 5/3/02                                            27,930,000       27,927,424
 1.66%, 5/6/02                                            25,000,000       24,994,236
-------------------------------------------------------------------------------------
 Federal National Mortgage Assn., 1.71%, 5/6/02          100,000,000       99,976,250
                                                                       --------------
 Total Short-Term Notes (Cost $756,856,777)                               756,856,776
-------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $6,319,032,772)              99.9%   5,786,894,389
-------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                 0.1        4,845,910
                                                        -----------------------------
 NET ASSETS                                                    100.0%  $5,791,740,299
                                                        =============================



FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.
3. Issuer is in default.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $54,184,371 or 0.94% of the Fund's net assets as of April 30, 2002.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12  OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED

 APRIL 30, 2002
================================================================================
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $6,319,032,772) --
 see accompanying statement                                      $5,786,894,389
--------------------------------------------------------------------------------
 Cash                                                                 1,262,185
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                              25,838,990
 Shares of beneficial interest sold                                  20,374,005
 Investments sold                                                     2,869,043
 Other                                                                  277,086
                                                                 ---------------
 Total assets                                                     5,837,515,698

================================================================================
 LIABILITIES
--------------------------------------------------------------------------------

 Payables and other liabilities:
 Investments purchased                                               29,104,510
 Shares of beneficial interest redeemed                              13,651,678
 Distribution and service plan fees                                   1,186,991
 Transfer and shareholder servicing agent fees                          874,327
 Trustees' compensation                                                 322,540
 Shareholder reports                                                    149,190
 Other                                                                  486,163
                                                                 ---------------
 Total liabilities                                                   45,775,399

================================================================================
 NET ASSETS                                                      $5,791,740,299
                                                                 ===============

================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------

 Par value of shares of beneficial interest                      $    3,926,203
--------------------------------------------------------------------------------
 Additional paid-in capital                                       6,383,650,479
--------------------------------------------------------------------------------
 Undistributed net investment income                                  1,126,524
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions           (64,824,524)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments                        (532,138,383)
                                                                 ---------------
 NET ASSETS                                                      $5,791,740,299
                                                                 ===============


13  OPPENHEIMER QUEST BALANCED VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED / CONTINUED

============================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $2,190,290,839 and 148,147,116 shares of beneficial interest outstanding)            $14.78
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                             $15.68
--------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $2,333,078,448 and 158,325,187 shares of beneficial interest outstanding)            $14.74
--------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,042,422,494 and 70,790,572 shares of beneficial interest outstanding)  `          $14.73
--------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $80,863,195
 and 5,500,558 shares of beneficial interest outstanding)                             $14.70
--------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $145,085,323 and 9,856,862 shares of beneficial interest outstanding)  $14.72


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14  OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF OPERATIONS  UNAUDITED


 FOR THE SIX MONTHS ENDED APRIL 30, 2002
================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                         $  42,789,596
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $146,250)            24,126,715
                                                                  --------------
 Total income                                                        66,916,311

================================================================================
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                     22,435,127
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              3,728,639
 Class B                                                             10,733,073
 Class C                                                              4,627,955
 Class N                                                                139,337
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              2,198,420
 Class B                                                              2,315,867
 Class C                                                              1,003,253
 Class N                                                                 62,542
 Class Y                                                                 25,011
--------------------------------------------------------------------------------
 Shareholder reports                                                    531,217
--------------------------------------------------------------------------------
 Trustees' compensation                                                  86,872
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             41,837
--------------------------------------------------------------------------------
 Other                                                                  271,850
                                                                  --------------
 Total expenses                                                      48,201,000
 Less reduction to custodian expenses                                    (6,960)
                                                                  --------------
 Net expenses                                                        48,194,040

================================================================================
 NET INVESTMENT INCOME                                               18,722,271

================================================================================
 REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
 Net realized loss on investments                                   (30,387,502)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments              (295,919,702)
                                                                  --------------
 Net realized and unrealized loss                                  (326,307,204)


================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(307,584,933)
                                                                  ==============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15  OPPENHEIMER QUEST BALANCED VALUE FUND


STATEMENTS OF CHANGES IN NET ASSETS

                                                           SIX MONTHS            YEAR
                                                                ENDED           ENDED
                                                       APRIL 30, 2002     OCTOBER 31,
                                                          (UNAUDITED)            2001
=====================================================================================
 OPERATIONS
-------------------------------------------------------------------------------------
 Net investment income                               $    18,722,271  $   73,909,701
-------------------------------------------------------------------------------------
 Net realized gain (loss)                                (30,387,502)    134,086,514
-------------------------------------------------------------------------------------
 Net change in unrealized depreciation                  (295,919,702)   (287,851,709)
                                                     --------------------------------
 Net decrease in net assets resulting from operations   (307,584,933)    (79,855,494)

=====================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------

 Dividends from net investment income:
 Class A                                                 (20,470,295)    (36,055,747)
 Class B                                                 (10,793,657)    (23,546,689)
 Class C                                                  (5,134,886)     (8,682,006)
 Class N                                                    (640,214)        (36,119)
 Class Y                                                  (2,141,123)     (1,361,483)
-------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                 (51,374,051)    (18,817,048)
 Class B                                                 (54,077,426)    (17,273,729)
 Class C                                                 (22,607,390)     (6,317,572)
 Class N                                                  (1,110,930)             --
 Class Y                                                  (3,693,332)         (5,528)

=====================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                 611,709,531     810,674,363
 Class B                                                 687,902,577     988,096,602
 Class C                                                 375,741,186     441,840,859
 Class N                                                  67,964,983      20,339,051
 Class Y                                                  22,985,223     141,061,324

=====================================================================================
 NET ASSETS
-------------------------------------------------------------------------------------
 Total increase                                        1,286,675,263   2,210,060,784
-------------------------------------------------------------------------------------
 Beginning of period                                   4,505,065,036   2,295,004,252
                                                     --------------------------------
 End of period (including net undistributed
 investment income of $1,126,524 and
 $21,584,428, respectively)                           $5,791,740,299  $4,505,065,036
                                                     ================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16  OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
 CLASS A                                          (UNAUDITED)         2001         2000         1999         1998         1997
===============================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $ 16.09      $ 16.66      $ 16.41      $ 15.50      $ 13.99      $ 12.48
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .08          .46(1)       .36          .21          .26          .20
 Net realized and unrealized gain (loss)                 (.78)        (.20)(1)      .55         2.88         3.24         2.65
                                                      -------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                              (.70)         .26          .91         3.09         3.50         2.85
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.17)        (.53)        (.28)        (.26)        (.20)        (.19)
 Distributions from net realized gain                    (.44)        (.30)        (.38)       (1.92)       (1.79)       (1.15)
                                                      -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.61)        (.83)        (.66)       (2.18)       (1.99)       (1.34)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.78       $16.09       $16.66       $16.41       $15.50       $13.99
                                                      =========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    (4.67)%       1.64%        5.78%       21.48%       27.91%       25.18%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $2,190,291   $1,763,404   $1,027,560     $899,084     $135,821      $79,751
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $2,058,651   $1,353,860   $1,020,483     $454,409     $103,244      $61,618
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                   1.06%        2.61%(1)     2.24%        1.81%        2.07%        1.68%
 Expenses                                                1.47%        1.47%        1.45%        1.51%        1.55%(4)     1.58%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   40%          88%         105%          58%         165%          89%


1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income              Change less than $0.005
Net realized and unrealized gain   Change less than $0.005
Net investment income ratio        2.66%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17  OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS  CONTINUED


                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
 CLASS B                                          (UNAUDITED)         2001         2000         1999         1998         1997
===============================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $ 16.00      $ 16.52      $ 16.28      $ 15.40      $ 13.92      $ 12.42
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .02          .35(1)       .25          .14          .19          .15
 Net realized and unrealized gain (loss)                 (.76)        (.19)(1)      .55         2.84         3.20         2.62
                                                      -------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                              (.74)         .16          .80         2.98         3.39         2.77
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.08)        (.38)        (.18)        (.18)        (.12)        (.12)
 Distributions from net realized gain                    (.44)        (.30)        (.38)       (1.92)       (1.79)       (1.15)
                                                      -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.52)        (.68)        (.56)       (2.10)       (1.91)       (1.27)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.74       $16.00       $16.52       $16.28       $15.40       $13.92
                                                      =========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    (4.88)%       1.03%        5.10%       20.84%       27.08%       24.55%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $2,333,078   $1,836,130     $925,476     $801,485      $60,807      $25,609
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $2,167,167   $1,307,367     $873,470     $355,797      $39,165      $19,230
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                   0.42%        2.00%(1)     1.64%        1.21%        1.53%        1.09%
 Expenses                                                2.10%        2.07%        2.06%        2.10%        2.15%(4)     2.17%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   40%          88%         105%          58%         165%          89%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                $.36
Net realized and unrealized loss     (.20)
Net investment income ratio          2.05%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18  OPPENHEIMER QUEST BALANCED VALUE FUND


                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
 CLASS C                                          (UNAUDITED)         2001         2000         1999         1998         1997
===============================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $ 16.00      $ 16.51      $ 16.27      $ 15.40      $ 13.92      $ 12.43
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .02          .34(1)       .25          .15          .18          .15
 Net realized and unrealized gain (loss)                 (.76)        (.18)(1)      .55         2.83         3.21         2.62
                                                      -------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                              (.74)         .16          .80         2.98         3.39         2.77
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.09)        (.37)        (.18)        (.19)        (.12)        (.13)
 Distributions from net realized gain                    (.44)        (.30)        (.38)       (1.92)       (1.79)       (1.15)
                                                      -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.53)        (.67)        (.56)       (2.11)       (1.91)       (1.28)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.73       $16.00       $16.51       $16.27       $15.40       $13.92
                                                      =========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    (4.89)%       1.05%        5.10%       20.80%       27.12%       24.51%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $1,042,422     $751,229     $341,824     $313,506      $20,910       $6,687
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $  934,885     $502,037     $336,336     $139,356      $11,598       $4,724
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                   0.42%        2.00%(1)     1.64%        1.21%        1.60%        1.09%
 Expenses                                                2.10%        2.07%        2.06%        2.10%        2.15%(4)     2.17%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   40%          88%         105%          58%         165%          89%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                $.35
Net realized and unrealized loss     (.19)
Net investment income ratio          2.05%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19  OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS  CONTINUED


                                                                             SIX MONTHS       PERIOD
                                                                                  ENDED        ENDED
                                                                         APRIL 30, 2002     OCT. 31,
 CLASS N                                                                    (UNAUDITED)      2001(1)
======================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                           $ 16.05      $ 16.84
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                              .11          .22(2)
 Net realized and unrealized loss                                                  (.80)        (.83)(2)
                                                                                ----------------------
 Total loss from investment operations                                             (.69)        (.61)
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                              (.22)        (.18)
 Distributions from net realized gain                                              (.44)          --
                                                                                ----------------------
 Total dividends and/or distributions
 to shareholders                                                                   (.66)        (.18)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $14.70       $16.05
                                                                                ======================

======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                              (4.64)%      (3.71)%
------------------------------------------------------------------------------------------------------

======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                       $80,863      $19,649
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                              $56,534      $ 4,977
------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                                             0.89%        2.75%(2)
 Expenses                                                                          1.60%        1.58%
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                             40%          88%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income              Change less than $0.005
Net realized and unrealized gain   Change less than $0.005
Net investment income ratio        2.80%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20  OPPENHEIMER QUEST BALANCED VALUE FUND


                                                                             SIX MONTHS                      YEAR
                                                                                  ENDED                     ENDED
                                                                         APRIL 30, 2002                  OCT. 31,
 CLASS Y                                                                    (UNAUDITED)         2001      2000(1)
==================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                           $ 16.05      $ 16.67      $ 15.65
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                              .13          .74(2)       .15
 Net realized and unrealized gain (loss)                                           (.78)        (.40)(2)      .99
                                                                                ----------------------------------
 Total income (loss) from investment operations                                    (.65)         .34         1.14
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                              (.24)        (.66)        (.12)
 Distributions from net realized gain                                              (.44)        (.30)          --
                                                                                ----------------------------------
 Total dividends and/or distributions
 to shareholders                                                                   (.68)        (.96)        (.12)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $14.72       $16.05       $16.67
                                                                                ==================================

==================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                              (4.35)%       2.14%        7.32%
------------------------------------------------------------------------------------------------------------------

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                      $145,085     $134,654         $144
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                             $146,564     $ 77,394         $ 32
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                                             1.61%        2.97%(2)     2.46%
 Expenses                                                                          0.91%        1.00%        0.98%
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                             40%          88%         105%



1. For the period from May 1, 2000 (inception of offering) to October 31, 2000.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income              Change less than $0.005
Net realized and unrealized gain   Change less than $0.005
Net investment income ratio        3.02%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21  OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Quest Balanced Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2002, securities with an aggregate market value of $6,912,525, representing 0.12% of the Fund's net assets, were in default.


22  OPPENHEIMER QUEST BALANCED VALUE FUND

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $30,387,502. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $32,030 and payments of $8,643 were made to retired trustees, resulting in an accumulated liability of $320,915 as of April 30, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


23  OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES continued
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.





24  OPPENHEIMER QUEST BALANCED VALUE FUND

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED APRIL 30, 2002          YEAR ENDED OCTOBER 31, 2001(1)
                                        SHARES             AMOUNT                SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                               50,308,599     $ 795,279,050            64,338,039    $1,086,739,570
 Dividends and/or
 distributions reinvested            3,885,819        62,360,850             2,914,348        46,783,526
 Redeemed                          (15,674,252)     (245,930,369)          (19,320,599)     (322,848,733)
                                   ----------------------------------------------------------------------
 Net increase                       38,520,166     $ 611,709,531            47,931,788    $  810,674,363
                                   ======================================================================
---------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                               50,972,917     $ 802,233,100            67,633,037    $1,137,736,227
 Dividends and/
 distributions reinvested            3,327,369        53,293,306             2,193,098        34,890,525
 Redeemed                          (10,724,026)     (167,623,829)          (11,102,212)     (184,530,150)
                                   ----------------------------------------------------------------------
 Net increase                       43,576,260     $ 687,902,577            58,723,923    $  988,096,602
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                               27,156,139     $ 426,837,495            30,430,120    $  511,658,741
 Dividends and/or
 distributions reinvested            1,360,635        21,765,416               781,514        12,445,845
 Redeemed                           (4,678,890)      (72,861,725)           (4,960,353)      (82,263,727)
                                   ----------------------------------------------------------------------
 Net increase                       23,837,884     $ 375,741,186            26,251,281    $  441,840,859
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                4,884,064     $  77,108,763             1,303,598    $   21,674,792
 Dividends and/or
 distributions reinvested              109,724         1,749,262                 2,179            36,108
 Redeemed                             (717,367)      (10,893,042)              (81,640)       (1,371,849)
                                   ----------------------------------------------------------------------
 Net increase                        4,276,421     $  67,964,983             1,224,137    $   20,339,051
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                2,455,601     $  38,327,875             9,750,120    $  164,240,847
 Dividends and/or
 distributions reinvested              365,857         5,834,411                80,494         1,366,949
 Redeemed                           (1,354,207)      (21,177,063)           (1,449,611)      (24,546,472)
                                   ----------------------------------------------------------------------
 Net increase                        1,467,251     $  22,985,223             8,381,003    $  141,061,324
                                   ======================================================================




 1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.




25  OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



================================================================================
 3. PURCHASES AND SALES OF SECURITIES The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $3,201,456,020 and $1,796,552,626, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Effective March 1, 2002, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.85% of the first $5 billion of average annual net assets of the Fund; 0.75% of the next $1 billion; 0.65% of the next $1 billion; and 0.60% of average annual net assets in excess of $7 billion. Prior to March 1, 2002, the management fee rate was 0.85% of average annual net assets. The Fund's management fee for the six months ended April 30, 2002 was an annualized rate of 0.84%.
--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager pays OpCap Advisors (the Sub-Advisor) a monthly fee based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 2002, the Manager paid $5,007,639 to the Sub-Advisor.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.



26  OPPENHEIMER QUEST BALANCED VALUE FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      AGGREGATE          CLASS A       CONCESSIONS        CONCESSIONS       CONCESSIONS       CONCESSIONS
                      FRONT-END        FRONT-END        ON CLASS A         ON CLASS B        ON CLASS C        ON CLASS N
                  SALES CHARGES    SALES CHARGES            SHARES             SHARES            SHARES            SHARES
SIX MONTHS           ON CLASS A      RETAINED BY       ADVANCED BY        ADVANCED BY       ADVANCED BY       ADVANCED BY
ENDED                    SHARES      DISTRIBUTOR       DISTRIBUTOR(1)     DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
----------------------------------------------------------------------------------------------------------------------------
April 30, 2002      $10,448,107       $2,551,737          $854,469        $25,395,224        $3,878,134          $597,232

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                 CLASS A                     CLASS B                  CLASS C                   CLASS N
                     CONTINGENT DEFERRED         CONTINGENT DEFERRED      CONTINGENT DEFERRED       CONTINGENT DEFERRED
                           SALES CHARGES               SALES CHARGES            SALES CHARGES             SALES CHARGES
SIX MONTHS                   RETAINED BY                 RETAINED BY              RETAINED BY               RETAINED BY
ENDED                        DISTRIBUTOR                 DISTRIBUTOR              DISTRIBUTOR               DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------------
April 30, 2002                   $26,811                  $2,316,688                 $167,811                   $25,576

 The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 CLASS A DISTRIBUTION AND SERVICE PLAN FEES. Under the plan the Fund pays an asset based sales charge to the Distributor at an annual rate of 0.10% of average annual net assets of Class A shares of the Fund. (The Board of Trustees can set this rate up to 0.15%.) Effective January 1, 2002, the asset-based sales charge rate for Class A shares was reduced from 0.15% to 0.10% of average annual net assets representing Class A shares. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits compensation to the Distributor at a rate up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A Plan totaled $3,728,639, all of which was paid by the Distributor to recipients. That included $161,458 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

27 OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended April 30, 2002, were as follows:

                                                                                                DISTRIBUTOR'S
                                                                            DISTRIBUTOR'S           AGGREGATE
                                                                                AGGREGATE        UNREIMBURSED
                                                                             UNREIMBURSED       EXPENSES AS %
                              TOTAL PAYMENTS         AMOUNT RETAINED             EXPENSES       OF NET ASSETS
                                  UNDER PLAN          BY DISTRIBUTOR           UNDER PLAN            OF CLASS
--------------------------------------------------------------------------------------------------------------
Class B Plan                     $10,733,073              $9,135,206          $83,177,303                3.57%
Class C Plan                       4,627,955               2,493,325           16,984,110                1.63
Class N Plan                         139,337                 134,518            1,559,246                1.93


================================================================================
 5. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at April 30, 2002.



28  OPPENHEIMER QUEST BALANCED VALUE FUND

 OPPENHEIMER QUEST BALANCED VALUE FUND

 A SERIES OF OPPENHEIMER QUEST FOR VALUE FUNDS
================================================================================
 OFFICERS AND TRUSTEES     Thomas W. Courtney, Chairman of the Board of Trustees
                             and Trustee
                           John V. Murphy, President
                           Paul Y. Clinton, Trustee
                           Robert G. Galli, Trustee
                           Lacy B. Herrmann, Trustee
                           Brian Wruble, Trustee
                           O. Leonard Darling, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary

================================================================================
 INVESTMENT ADVISOR        OppenheimerFunds, Inc.

================================================================================
 SUB-ADVISOR               OpCap Advisors

================================================================================
 DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT

================================================================================
 CUSTODIAN OF PORTFOLIO    Citibank, N.A.
 SECURITIES

================================================================================
 INDEPENDENT AUDITORS      KPMG LLP

================================================================================
 LEGAL COUNSEL             Mayer, Brown, Rowe and Maw

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


                           [COPYRIGHT MARK]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


29  OPPENHEIMER QUEST BALANCED VALUE FUND

OPPENHEIMERFUNDS FAMILY

 GLOBAL EQUITY             Developing Markets Fund                                 Global Fund
                           International Small Company Fund                        Quest Global Value Fund
                           Europe Fund                                             Global Growth & Income Fund
                           International Growth Fund
======================================================================================================================
 EQUITY                    STOCK                                                   STOCK & BOND
                           Emerging Technologies Fund                              Quest Opportunity Value Fund
                           Emerging Growth Fund                                    Total Return Fund
                           Enterprise Fund                                         Quest Balanced Value Fund
                           Discovery Fund                                          Capital Income Fund
                           Main Street[REGISTRATION MARK] Small Cap Fund           Multiple Strategies Fund
                           Small Cap Value Fund                                    Disciplined Allocation Fund
                           MidCap Fund                                             Convertible Securities Fund
                           Main Street[REGISTRATION MARK] Opportunity Fund         SPECIALTY
                           Growth Fund                                             Real Asset Fund[REGISTRATION MARK]
                           Capital Appreciation Fund                               Gold & Special Minerals Fund
                           Main Street[REGISTRATION MARK] Growth & Income Fund     Tremont Market Neutral Fund, LLC(1)
                           Value Fund                                              Tremont Opportunity Fund, LLC(1)
                           Quest Capital Value Fund
                           Quest Value Fund
                           Trinity Large Cap Growth Fund
                           Trinity Core Fund
                           Trinity Value Fund
======================================================================================================================
 INCOME                    TAXABLE                                                 MUNICIPAL
                           International Bond Fund                                 California Municipal Fund(3)
                           High Yield Fund                                         New Jersey Municipal Fund(3)
                           Champion Income Fund                                    New York Municipal Fund(3)
                           Strategic Income Fund                                   Municipal Bond Fund
                           Bond Fund                                               Intermediate Municipal Fund
                           Senior Floating Rate Fund
                           U.S. Government Trust
                           Limited-Term Government Fund
                           Capital Preservation Fund(2)
                           ROCHESTER DIVISION
                           Rochester National Municipals
                           Rochester Fund Municipals
                           Limited Term New York Municipal Fund
                           Pennsylvania Municipal Fund(3)
======================================================================================================================
 SELECT MANAGERS           STOCK                                                   STOCK & BOND
                           Mercury Advisors Focus Growth Fund                      QM Active Balanced Fund(2)
                           Gartmore Millennium Growth Fund II
                           Jennison Growth Fund
                           Salomon Brothers All Cap Fund
                           Mercury Advisors S&P 500[REGISTRATION MARK]Index Fund(2)
======================================================================================================================
 MONEY MARKET(4)           Money Market Fund                                       Cash Reserves


 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


30  OPPENHEIMER QUEST BALANCED VALUE FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.

31  OPPENHEIMER QUEST BALANCED VALUE FUND

PRIVACY POLICY NOTICE

AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

32  OPPENHEIMER QUEST BALANCED VALUE FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


33  OPPENHEIMER QUEST BALANCED VALUE FUND

INFORMATION AND SERVICES

            GET THIS REPORT ONLINE! With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience. Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------
TICKER SYMBOLS Class A: QVGIX   Class B: QGRBX   Class C: OGRCX
               Class N: OGRNX   Class Y: OGRYX
--------------------------------------------------------------------

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.




                               [LOGO OMITTED]OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                               Distributor, Inc.

RS0257.001.0402  June 28, 2002